Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2025
Registrant Name	dei_EntityRegistrantName	MFS® SERIES TRUST XVII
Entity Central Index Key	dei_EntityCentralIndexKey	0000867969
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Oct. 28, 2025
MFS International Equity Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEJX
MFS International Equity Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEKX
MFS International Equity Fund | R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEIX